Employee Benefits (Details) - Schedule of provision for employee benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision For Employee Benefits Abstract
Present value of the obligations at the beginning of the period	$ 6,446	$ 7,581
Increase in provision	5,817	590
Benefit paid	(1,658)	(1,202)
Effect of change in actuarial factors	130	(523)
Total	$ 10,735	$ 6,446